HUSSMAN INVESTMENT TRUST
Shareholder Services
HUSSMAN	P.O. Box 46707
FUNDS	Cincinnati, OH 45246-0707

FILED VIA EDGAR

November 18, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hussman Investment Trust
File Nos. 811-09911; 333-35342
Post-Effective Amendment No. 17 on Form N-1A

Ladies and Gentlemen:

On behalf of Hussman Investment Trust (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 17 (the “Amendment”) to the Registrant’s registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing a new series of shares of Registrant — Hussman Strategic Dividend Value Fund.

Please contact the undersigned at 513/587-3403 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary/Chief Compliance Officer